Derivative Instruments - Gain (Loss) on Derivatives (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Realized gain (loss) on derivatives
Realized gain (loss) on derivatives	$ (9,151)	$ (15)	$ (12,194)	$ (309)
Total realized gain (loss) on derivatives	(9,151)	(14)	(12,194)	(458)	$ 74	$ (1,608)	$ 3,305
Net cash paid in settlement of derivative instruments			(12,194)	(458)	217	(823)	4,470
Net cash paid in settlement of interest rate swaps					(143)	(785)	(1,165)
Unrealized gain (loss) on derivatives
Unrealized gain (loss) on derivatives	(10,803)	1,318	(29,045)	3,511	(16,553)	(3,346)	(735)
Total unrealized gain (loss) on derivatives	(10,746)	1,092	(28,888)	3,285	(16,779)	(3,022)	(1,412)
Commodity derivative options
Realized gain (loss) on derivatives
Realized gain (loss) on derivatives	0	0	19	154
Net cash paid in settlement of derivative instruments					172	511	4,340
Unrealized gain (loss) on derivatives
Unrealized gain (loss) on derivatives	1,795	143	(14,165)	305	313	(1,508)	(735)
Commodity derivative swaps
Realized gain (loss) on derivatives
Realized gain (loss) on derivatives	(9,151)	(15)	(12,213)	(463)
Net cash paid in settlement of derivative instruments					45	(1,334)	130
Unrealized gain (loss) on derivatives
Unrealized gain (loss) on derivatives	(12,598)	1,175	(14,880)	3,206	(16,866)	(1,838)	0
Interest rate swap
Realized gain (loss) on derivatives
Total realized gain (loss) on derivatives	0	1	0	(149)
Net cash paid in settlement of interest rate swaps					(143)	(785)	(1,165)
Unrealized gain (loss) on derivatives
Total unrealized gain (loss) on derivatives	0	(226)	0	(226)	$ (226)	$ 324	$ (677)
Series B Preferred Stock bifurcated derivative
Unrealized gain (loss) on derivatives
Total unrealized gain (loss) on derivatives	$ 57	$ 0	$ 157	$ 0